10-Q ACQUISTITIONS AND INVESTMENTS - LINICO (Details) - USD ($)					3 Months Ended
	Dec. 30, 2021	Feb. 15, 2021	Jul. 03, 2019	Jun. 21, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Investment					$ 18,566,056	$ 25,515,879	$ 2,937,597
Warrants outstanding					70,879	70,879
Receivable on sale of equity securities						$ 0	$ 200,000
Chief Executive Officer and Officers
Business Acquisition [Line Items]
Number of shares issued in transaction (in shares)	3,500,000
Receivable on sale of equity securities					$ 7,258,162
LINICO Corporation
Business Acquisition [Line Items]
Fair value of equity issued in acquisition	$ 3,400,000
Investment		$ 8,140,725
Percentage of voting interests acquired	90.00%				88.35%	90.00%
LINICO Corporation | Chief Executive Officer and Officers
Business Acquisition [Line Items]
Percentage of voting interests acquired	90.00%					90.00%
LINICO Corporation
Business Acquisition [Line Items]
Ownership percentage		45.45%
Ownership interest percentage		48.78%
Aqua Metal
Business Acquisition [Line Items]
Ownership interest percentage	10.00%				11.65%
Capital contribution, cash					$ 500,000
LINICO Corporation
Business Acquisition [Line Items]
Investment		$ 6,250,000
Warrants outstanding		$ 500,000
Preferred shares, conversion price		$ 1.25
Ownership percentage		45.45%
Ownership interest percentage	90.00%
LINICO Corporation | Aqua Metal
Business Acquisition [Line Items]
Ownership percentage		10.91%
LINICO Corporation | Restricted Stock
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares)		3,000,000
Fair value of equity issued in acquisition		$ 6,750,000
LINICO Corporation | Series A Preferred Stock
Business Acquisition [Line Items]
Convertible preferred stock, initial purchase (in shares)		6,250
Convertible preferred stock dividend percent		8.00%
LINICO Corporation | Series A Preferred Stock | Aqua Metal
Business Acquisition [Line Items]
Convertible preferred stock, initial purchase (in shares)		4,500,000
LINICO Corporation | Common Stock
Business Acquisition [Line Items]
Common stock, number of shares purchased (in shares)	3,129,081
Corporate Joint Venture
Business Acquisition [Line Items]
Capital contribution, cash			$ 1,150,000	$ 1,150,000	$ 1,140,000